FORM N-SAR

                               SEMI-ANNUAL REPORT

                       FOR REGISTERED INVESTMENT COMPANIES


Report for six-month period ending:         / /      (a)

                or fiscal year ending:   12/31/03    (b)


Is this a transition report?  (Y/N)                           N
                                                            -----

Is this an amendment to a previous filing?  (Y/N)             N
                                                            -----

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.     A.  Registrant Name:     Star Lane Trust

       B.  File Number:         811 - 09795

       C.  Telephone Number:    (314) 995-8700


2.     A.  Street:              11901 Olive Boulevard

       B.  City:                St. Louis

       C.  State:               MO

       D.  Zip Code:            63141
           Zip Ext:
                                ----------------------
       E.  Foreign Country:
                                ----------------------
           Foreign Postal Code:
                                ----------------------

3.     Is this the first filing on this form by Registrant? (Y/N)   N
                                                                  -----

4.     Is this the last filing on this form by Registrant? (Y/N)    N
                                                                  -----

5.     Is Registrant a small business investment company (SBIC)? (Y/N)   N
                                                                       -----

           [If answer is "Y" (Yes), complete only items 89 through 110.]

6.     Is Registrant a unit investment trust (UIT)? (Y/N)     Y
                                                            -----

           [If answer is "Y" (Yes), complete only items 111 through 132.]

For period ending:    12/31/03
File number:          811 - 09795
If filing more than one Page 2, "X" box:    / /
                                           ----


UNIT INVESTMENT TRUSTS


111.   A. [/] Depositor Name:                   ____________________

       B. [/] File Number (if any):             ____________________

       C. [/] City:                             ____________________
              State:                            ____________________
              Zip Code:                         ____________________
              Zip Ext.:                         ____________________
              Foreign Country:                  ____________________
              Foreign Postal Code:              ____________________

111.   A. [/] Depositor Name:                   ____________________

       B. [/] File Number (if any):             ____________________

       C. [/] City:                             ____________________
              State:                            ____________________
              Zip Code:                         ____________________
              Zip Ext.:                         ____________________
              Foreign Country:                  ____________________
              Foreign Postal Code:              ____________________

112.   A. [/] Sponsor Name:                     ____________________

       B. [/] File Number (if any):             ____________________

       C. [/] City:                             ____________________
              State:                            ____________________
              Zip Code:                         ____________________
              Zip Ext.:                         ____________________
              Foreign Country:                  ____________________
              Foreign Postal Code:              ____________________

112.   A. [/] Sponsor Name:                     ____________________

       B. [/] File Number (if any):             ____________________

       C. [/] City:                             ____________________
              State:                            ____________________
              Zip Code:                         ____________________
              Zip Ext.:                         ____________________
              Foreign Country:                  ____________________
              Foreign Postal Code:              ____________________

For period ending:    12/31/03
File number:          811 - 09795
If filing more than one Page 3, "X" box:    / /
                                           ----


113.   A. [/] Trustee Name:                     ____________________

       B. [/] City:                             ____________________
              State:                            ____________________
              Zip Code:                         ____________________
              Zip Ext.:                         ____________________
              Foreign Country:                  ____________________
              Foreign Postal Code:              ____________________

113.   A. [/] Trustee Name:                     ____________________

       B. [/] City:                             ____________________
              State:                            ____________________
              Zip Code:                         ____________________
              Zip Ext.:                         ____________________
              Foreign Country:                  ____________________
              Foreign Postal Code:              ____________________


114.   A. [/] Principal Underwriter Name:       ____________________

       B. [/] File Number (if any):             8 - _________

       C. [/] City:                             ____________________
              State:                            ____________________
              Zip Code:                         ____________________
              Zip Ext.:                         ____________________
              Foreign Country:                  ____________________
              Foreign Postal Code:              ____________________

114.   A. [/] Principal Underwriter Name:       ____________________

       B. [/] File Number (if any):             8 - _________

       C. [/] City:                             ____________________
              State:                            ____________________
              Zip Code:                         ____________________
              Zip Ext.:                         ____________________
              Foreign Country:                  ____________________
              Foreign Postal Code:              ____________________

For period ending:    12/31/03
File number:          811 - 09795
If filing more than one Page 4, "X" box:    / /
                                           ----


115.   A. [/] Independent Public Accountant Name: __________________
       B. [/] City:                             ____________________
              State:                            ____________________
              Zip Code:                         ____________________
              Zip Ext.:                         ____________________
              Foreign Country:                  ____________________
              Foreign Postal Code:              ____________________

115.   A. [/] Independent Public Accountant Name: __________________

       B. [/] City:                             ____________________
              State:                            ____________________
              Zip Code:                         ____________________
              Zip Ext.:                         ____________________
              Foreign Country:                  ____________________
              Foreign Postal Code:              ____________________

For period ending:    12/31/03
File number:          811 - 09795
If filing more than one Page 5, "X" box:    / /
                                           ----


116.   Family of investment companies information:

       A. [/] Is Registrant part of a family of investment companies? (Y/N) ____

       B. [/] Identify the family in 10 letters:________________________________

              (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117.   A. [/] Is Registrant a separate account of an insurance company? (Y/N)___

              If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?

              B. [/] Variable annuity contracts? (Y/N) ____

              C. [/] Scheduled premium variable life contracts? (Y/N) ____

              D. [/] Flexible premium variable life contracts? (Y/N) ____

              E. [/] Other types of  insurance  products  registered  under  the
                     Securities Act of 1933? _______

118. [/] State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933 _____

119. [/] State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period
          _______

120. [/] State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000 omitted) $
                                                                         -------

121. [/] State the number of series for which a current prospectus was in existence at the end of the period _____

122. [/] State the numberof existing series for which additional units were registered under the Securities Act of 1933 during the current period _____

For period ending:    12/31/03
File number:          811 - 09795
If filing more than one Page 6, "X" box:    / /
                                           ----


123.   [/]    State  the  total  value  of  the  additional  units considered in
              answering item 122 ($000 omitted)   $
                                                  -------

124.   [/]    State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value  of  these  units  is  to  be measured on the date they were placed in the subsequent series) ($000 omitted) $
                                                              -------

125.   [/]    State  the  total  dollar  amount of sales loads collected (before
              reallowances   to   other  brokers  or  dealers)  by  Registrant's
              principal underwriter  and  any underwriter which is an affiliated person  of  the  principal  underwriter  during the current period solely from the sale of  units  of  all series of Registrant ($000 omitted) $
                       -------

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent
              series.) ($000 omitted)   0
                                      -----

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                           Number of                                       Total Income
                                                             Series               Total Assets             Distributions
                                                           Investing            ($000's omitted)         ($000's omitted)

       A.     U.S. Treasury direct issue                                        $                         $
                                                           ----------           ----------------          ---------------
       B.     U.S. Government agency                                            $                         $
                                                           ----------           ----------------          ---------------
       C.     State and municipal tax-free                                      $                         $
                                                           ----------           ----------------          ---------------
       D.     Public utility debt                                               $                         $
                                                           ----------           ----------------          ---------------
       E.     Brokers or dealers debt or debt
              of brokers' or dealers' parent                                    $                         $
                                                           ----------           ----------------          ---------------
       F.     All other corporate intermediate
              & long-term debt                                                  $                         $
                                                           ----------           ----------------          ---------------
       G.     All other corporate short-term debt                               $                         $
                                                           ----------           ----------------          ---------------
       H.     Equity securities of brokers or dealers
              or parents of brokers or dealers                                  $                         $
                                                           ----------           ----------------          ---------------
       I.     Investment company equity securities                              $                         $
                                                           ----------           ----------------          ---------------
       J.     All other equity securities                                       $                         $
                                                           ----------           ----------------          ---------------
       K.     Other securities                                 1                $   199,532               $    14,705
                                                           ----------           ----------------          ---------------
       L.     Total assets of all series of registrant                          $                         $
                                                           ----------           ----------------          ---------------

For period ending:    12/31/03
File number:          811 - 09795
If filing more than one Page 7, "X" box:    / /
                                           ----


128.   [/]    Is  the  timely  payment  of  principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N) ____

              [If answer is "N" (No), go to item 131.]

129.   [/]    Is  the issuer of any  instrument  covered in item 128  delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N) _____

              [If answer is "N" (No), go to item 131.]

130.   [/]    In computations of NAV or offering price per unit, is  any part of the  value  attributed  to  instruments  identified  in  item  129 derived from insurance or guarantees? (Y/N) _____

131.   Total expenses  incurred  by  all series of Registrant during the current
       reporting period ($000's omitted)    0
                                          -----
132.   [/]    List  the  "811"  (Investment  Company  Act  of 1940) registration number for all Series of Registrant that are being included in this filing:

              811-_________         811-__________          811-__________          811-__________        811-__________

              811-_________         811-__________          811-__________          811-__________        811-__________

              811-_________         811-__________          811-__________          811-__________        811-__________

              811-_________         811-__________          811-__________          811-__________        811-__________

              811-_________         811-__________          811-__________          811-__________        811-__________

              811-_________         811-__________          811-__________          811-__________        811-__________

              811-_________         811-__________          811-__________          811-__________        811-__________

              811-_________         811-__________          811-__________          811-__________        811-__________

              811-_________         811-__________          811-__________          811-__________        811-__________


For period ending:    12/31/03
File number:          811 - 09795
If filing more than one Page 8, "X" box:    / /
                                           ----


                                 SIGNATURE PAGE


         This report is signed on behalf of the Depositor.

City of St. Louis
State of Missouri
February 20, 2004



                                 STAR LANE HOLDINGS TRUST STATUTORY TRUST




                                 By:/s/ Lisa K. Vansickle
                                    -------------------------------------
                                        Lisa K. Vansickle
                                        Trustee




                                 Witness:/s/ Annette R. Carson
                                         --------------------------------
                                             Annette R. Carson
                                             Trustee